Consolidated Statements of Comprehensive Income (Loss) (unaudited) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement of comprehensive income [abstract]
Net Earnings (Loss)		$ 551	$ (194)	$ 995	$ (2,226)
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Retirement Benefits		(1)	9	21	(3)
Change in the Fair Value of Equity Instruments at FVOCI	[1]	1	0	0	1
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		235	(96)	(76)	127
Total Other Comprehensive Income (Loss), Net of Tax		235	(87)	(55)	125
Comprehensive Income (Loss)		$ 786	$ (281)	$ 940	$ (2,101)

[1]	Fair value through other comprehensive income (loss) (“FVOCI”).